Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in valuation allowance	$ 2,084,000	$ 1,474,000
Income tax provision (benefit)	10,000	14,000
Federal [Member]
Current	0	0
Deferred	(1,833,000)	(1,278,000)
State and local [Member]
Deferred	(251,000)	(196,000)
Current	$ 10,000	$ 14,000